Expense Example - FidelityNewMarketsIncomeFund-RetailPRO - FidelityNewMarketsIncomeFund-RetailPRO - Fidelity New Markets Income Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942